UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA GROWTH AND TAX STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                                 USAA GROWTH and
                                       TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        20

   Financial Statements                                                     22

   Notes to Financial Statements                                            25

EXPENSE EXAMPLE                                                             38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]        IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                       AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                          "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]       CLIFFORD A. GLADSON, CFA
                                       USAA Investment Management Company

[PHOTO OF PAMELA N. CZEKANSKI]       PAMELA N. CZEKANSKI, CFA
                                       Loomis, Sayles & Company, L.P.

[PHOTO OF MARK B. BARIBEAU]          MARK B. BARIBEAU, CFA
                                       Loomis, Sayles & Company, L.P.

[PHOTO OF RICHARD D. SKAGGS]         RICHARD D. SKAGGS, CFA
                                       Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Growth and Tax Strategy Fund had a total return of 5.54% for the six months ended November 30, 2005. This compares to a 4.27% return for the Lipper Balanced Funds Average, 4.51% for the Lipper Balanced Funds Index, 7.05% for the Russell 1000 Growth Index, and 0.36% for the Lehman Brothers Municipal Bond Index.

                 Your Fund's Board of Trustees has approved proposals by USAA Investment Management Company (IMCO) to terminate its subadvisory agreement with Loomis, Sayles & Company L.P. (Loomis Sayles) for the U.S. equity portion of the Fund and enter into a new subadvisory agreement with Northern Trust Investments, N.A. (NTI). This change took effect on December 1, 2005, and was made to increase the Fund's tax efficiency as well as the diversification of the Fund's U.S. equity portion.

WHY DID THE FUND'S BOARD REPLACE LOOMIS SAYLES WITH NTI?

                 Loomis Sayles is an outstanding manager of growth stocks, and will continue to subadvise other USAA mutual funds. However, given the Fund's commitment to tax efficiency, the Fund's Board determined that shareholders would be better served by changing

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 the blue chip stocks category of the Fund to the tax-advantaged S&P 500 Index style utilized by NTI.

                 In addition to the natural tax efficiency that comes from index investing, NTI overlays an innovative tax management strategy to reduce capital gains. By replacing the previous growth-only style with a blue chip index approach that incorporates both the value and growth styles, the Fund will become more diversified.

                 On behalf of your Fund's management team, we look forward to providing you with a fully integrated tax-efficient strategy to help you achieve your goals. We thank Loomis Sayles for its work on the Fund; we welcome NTI as a new subadviser; and, most importantly, we thank you for the confidence you have placed in us.

HOW WERE THE FUND'S ASSETS ALLOCATED BETWEEN STOCKS AND TAX-EXEMPT SECURITIES?

                 The structure of your Fund is unique. Under the Internal Revenue Code, it must have at least 50% of its assets invested in tax-exempt securities at the end of each fiscal quarter in order to pass tax-exempt income to you. Due to uncertainty in the equity markets, we cut back the Fund's weighting in U.S. stocks in November, and ended the period with 59% of net assets invested in tax-exempt securities and 43% in U.S. equities.

HOW DID THE FUND'S TAX-EXEMPT SECURITIES PERFORM DURING THE PERIOD?

                 The yield on the Bond Buyer 40-Bond Index, an industry standard for long-term investment-grade municipal bonds, rose

                 THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 Index.

                 THE BOND BUYER 40-BOND INDEX IS REPRESENTATIVE OF YIELDS OF 40 LARGE ONE-YEAR, TAX-EXEMPT NOTES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                             COMMENTARY on the Fund

                 from 4.70% on May 31,  2005,  to 4.85% on  November  30,  2005.
                 Bonds traded in a narrow range throughout the period, and we were able to pass along competitive levels of tax-exempt income to shareholders. Early in the period, we focused our purchases on bonds with 15- to 25-year maturities. As the period progressed, however, we began to believe that 25- to 30-year maturities offered the best balance of risk and return, and therefore started to buy bonds with longer maturities.

WHAT'S YOUR OUTLOOK FOR TAX-EXEMPT SECURITIES?

                 Based on recent statements and the testimony of the incoming chairman of the Federal Reserve Board (the Fed), Benjamin Bernanke, we expect the federal funds rate to rise gradually to about 4.5%. So long as the credit markets have confidence in the Fed's willingness to keep inflation under control, we think longer-term interest rates will remain within a fairly narrow trading range, probably moving a bit higher over the short term and perhaps falling later next year. We think tax- exempt bonds as a whole are fairly priced in the current environment.

HOW DID THE FUND'S EQUITY PORTION PERFORM?

                 The equity portion outperformed the Russell 1000 Growth Index, with strong performance across all key industry sectors. The Fund was overweight in the financial services sector, and benefited as several key holdings continued to deliver strong gains. These included Legg Mason, Inc., the asset management firm that concluded a major deal with Citigroup; Moody's Corp., which continued to show strong earnings and expanded its stock buyback program; and Chicago Mercantile Exchange Holdings, Inc., which benefited as investors increasingly recognized the value of publicly traded securities and commodities exchanges.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Other key sectors that led performance were consumer discretionary, led by Google, Inc. "A," the Internet search giant, and Chico's FAS, Inc., the women's apparel retailer, and technology, led by Apple Computer, Inc. and Motorola, Inc. Apple Computer, Inc. continued to gain on the strength of outstanding iPod sales, while Motorola, Inc. benefited from strong consumer demand for its RAZR mobile phones.

                 Three  stocks  that  underperformed   rather   significantly  -
                 American Eagle Outfitters,  Inc., Dell, Inc., and Stryker Corp.
                 - were sold before the end of the period.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                            11/30/05                 5/31/05
--------------------------------------------------------------------------------
Net Assets                               $193.6 Million           $188.5 Million
Net Asset Value Per Share                    $15.30                   $14.65

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05**     1 YEAR      5 YEARS      10 YEARS      30-DAY SEC YIELD
       5.54%               9.33%       2.51%         6.02%            1.92%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                         [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                  USAA GROWTH     LEHMAN BROTHERS
          LIPPER BALANCED    LIPPER BALANCED    RUSSELL 1000        AND TAX        MUNICIPAL BOND
            FUNDS INDEX       FUNDS AVERAGE     GROWTH INDEX     STRATEGY FUND         INDEX
          ---------------    ---------------    ------------     -------------    ---------------
11/30/95     $10,000.00        $10,000.00        $10,000.00        $10,000.00        $10,000.00
12/31/95      10,157.39         10,142.44         10,057.33         10,213.07         10,095.98
01/31/96      10,340.75         10,337.19         10,393.74         10,369.62         10,172.27
02/29/96      10,345.73         10,374.59         10,583.83         10,414.35         10,103.56
03/31/96      10,384.75         10,414.59         10,597.41         10,503.61          9,974.49
04/30/96      10,453.49         10,518.98         10,876.24         10,503.61          9,946.20
05/31/96      10,560.62         10,655.84         11,256.28         10,608.87          9,942.41
06/30/96      10,595.45         10,665.57         11,271.56         10,684.62         10,050.77
07/31/96      10,322.77         10,363.52         10,611.17         10,541.09         10,141.70
08/31/96      10,485.78         10,555.44         10,885.05         10,642.30         10,139.43
09/30/96      10,874.72         10,955.55         11,677.67         10,930.35         10,281.13
10/31/96      11,104.81         11,156.00         11,748.04         11,087.51         10,397.32
11/30/96      11,622.33         11,662.75         12,630.10         11,456.83         10,587.77
12/31/96      11,483.13         11,547.65         12,382.83         11,348.93         10,543.07
01/31/97      11,838.24         11,898.66         13,251.33         11,578.92         10,563.02
02/28/97      11,882.17         11,905.68         13,161.61         11,666.16         10,660.01
03/31/97      11,536.82         11,555.06         12,449.36         11,403.66         10,517.81
04/30/97      11,883.64         11,891.64         13,276.04         11,635.73         10,605.96
05/31/97      12,370.28         12,425.65         14,234.11         12,115.89         10,765.60
06/30/97      12,780.33         12,800.72         14,803.78         12,363.97         10,880.27
07/31/97      13,508.30         13,542.80         16,113.05         12,835.78         11,181.61
08/31/97      13,080.11         13,181.57         15,169.95         12,545.94         11,076.79
09/30/97      13,601.47         13,703.56         15,916.45         12,910.76         11,208.13
10/31/97      13,353.81         13,472.75         15,328.17         12,869.04         11,280.37
11/30/97      13,599.10         13,692.89         15,979.23         13,035.95         11,346.80
12/31/97      13,813.95         13,887.84         16,158.23         13,182.98         11,512.25
01/31/98      13,912.11         13,975.76         16,641.40         13,276.48         11,630.97
02/28/98      14,464.45         14,576.40         17,893.20         13,684.47         11,634.50
03/31/98      14,906.74         15,008.06         18,606.50         14,058.33         11,644.86
04/30/98      15,011.15         15,121.21         18,863.98         14,032.64         11,592.32
05/31/98      14,859.38         14,952.07         18,328.70         13,964.15         11,775.70
06/30/98      15,133.40         15,182.85         19,451.25         14,092.70         11,822.18
07/31/98      14,956.11         14,990.59         19,322.50         13,897.02         11,851.73
08/31/98      13,667.63         13,637.92         16,422.66         13,034.45         12,034.86
09/30/98      14,257.54         14,227.50         17,684.20         13,547.20         12,184.90
10/31/98      14,790.94         14,839.50         19,105.51         13,828.34         12,184.64
11/30/98      15,332.34         15,411.73         20,558.77         14,329.11         12,227.33
12/31/98      15,897.98         15,993.25         22,412.55         14,708.65         12,258.15
01/31/99      16,152.21         16,300.73         23,728.57         15,172.28         12,403.89
02/28/99      15,763.96         15,858.86         22,644.58         14,854.10         12,349.84
03/31/99      16,153.07         16,268.69         23,837.18         15,289.70         12,366.76
04/30/99      16,682.17         16,759.20         23,867.66         15,518.31         12,397.58
05/31/99      16,424.94         16,510.72         23,134.14         15,234.83         12,325.84
06/30/99      16,879.06         16,992.63         24,754.57         15,666.74         12,148.52
07/31/99      16,563.37         16,663.59         23,967.83         15,467.46         12,192.73
08/31/99      16,389.59         16,456.41         24,359.45         15,347.77         12,094.97
09/30/99      16,179.60         16,237.46         23,847.74         15,126.53         12,100.03
10/31/99      16,648.07         16,709.20         25,648.66         15,664.45         11,968.93
11/30/99      16,827.20         16,926.13         27,032.51         15,794.29         12,096.24
12/31/99      17,325.10         17,477.10         29,844.10         16,072.26         12,006.06
01/31/00      16,889.86         17,007.17         28,444.75         15,754.74         11,953.78
02/29/00      16,849.17         17,041.81         29,835.29         15,978.87         12,092.70
03/31/00      17,841.23         18,011.36         31,970.78         17,043.20         12,356.91
04/30/00      17,514.28         17,674.85         30,449.46         16,638.98         12,283.91
05/31/00      17,349.48         17,464.97         28,916.14         16,244.16         12,220.00
06/30/00      17,626.40         17,804.33         31,107.64         16,610.97         12,543.82
07/31/00      17,578.36         17,769.46         29,810.84         16,487.93         12,718.36
08/31/00      18,363.00         18,604.84         32,510.02         17,055.82         12,914.37
09/30/00      17,976.55         18,191.38         29,434.74         16,194.98         12,847.18
10/31/00      17,960.64         18,127.37         28,041.95         16,357.03         12,987.37
11/30/00      17,308.68         17,403.29         23,908.38         15,851.83         13,085.63
12/31/00      17,738.88         17,871.52         23,151.88         15,965.73         13,408.94
01/31/01      18,115.36         18,320.70         24,751.34         16,109.74         13,541.80
02/28/01      17,412.18         17,524.32         20,549.26         15,332.10         13,584.74
03/31/01      16,849.87         16,911.22         18,313.13         14,756.14         13,706.49
04/30/01      17,557.02         17,664.36         20,629.25         15,278.65         13,557.97
05/31/01      17,713.39         17,814.84         20,325.65         15,356.06         13,703.96
06/30/01      17,441.98         17,575.21         19,854.93         15,172.59         13,795.65
07/31/01      17,429.36         17,555.09         19,358.71         15,270.10         14,000.00
08/31/01      16,933.34         17,024.15         17,775.66         14,675.29         14,230.61
09/30/01      16,119.59         16,080.48         16,000.92         13,926.39         14,182.87
10/31/01      16,389.38         16,421.20         16,840.39         14,221.44         14,351.86
11/30/01      17,041.89         17,105.86         18,458.18         14,782.04         14,230.87
12/31/01      17,164.80         17,228.90         18,423.49         14,638.97         14,096.24
01/31/02      17,014.25         17,052.02         18,098.02         14,688.53         14,340.74
02/28/02      16,898.64         16,883.62         17,346.96         14,500.21         14,513.51
03/31/02      17,268.12         17,266.27         17,946.96         14,728.66         14,229.10
04/30/02      16,853.73         16,868.94         16,482.21         14,220.09         14,507.20
05/31/02      16,845.87         16,796.80         16,083.46         14,190.17         14,595.35
06/30/02      16,127.21         16,023.74         14,595.67         13,582.40         14,749.68
07/31/02      15,300.63         15,220.94         13,793.26         13,371.43         14,939.38
08/31/02      15,457.61         15,386.52         13,834.50         13,491.98         15,118.97
09/30/02      14,534.73         14,477.91         12,399.46         13,073.04         15,450.11
10/31/02      15,140.60         15,038.63         13,536.88         13,467.66         15,193.99
11/30/02      15,754.83         15,621.23         14,272.14         13,629.56         15,130.84
12/31/02      15,330.15         15,199.20         13,286.27         13,420.80         15,450.11
01/31/03      15,100.51         14,972.47         12,963.88         13,226.59         15,410.96
02/28/03      14,987.26         14,866.16         12,904.35         13,287.92         15,626.42
03/31/03      15,048.42         14,933.55         13,144.51         13,501.94         15,635.77
04/30/03      15,862.78         15,727.58         14,116.38         13,985.63         15,739.07
05/31/03      16,564.38         16,455.39         14,820.99         14,397.27         16,107.60
06/30/03      16,689.98         16,589.32         15,025.07         14,468.90         16,039.15
07/31/03      16,728.66         16,612.27         15,398.95         14,292.95         15,477.90
08/31/03      17,011.07         16,895.51         15,781.94         14,437.85         15,593.33
09/30/03      17,032.65         16,899.28         15,612.98         14,613.79         16,051.78
10/31/03      17,594.60         17,441.59         16,489.93         14,915.86         15,970.95
11/30/03      17,750.38         17,608.13         16,662.57         15,040.85         16,137.41
12/31/03      18,386.39         18,208.42         17,238.82         15,454.68         16,271.03
01/31/04      18,660.93         18,461.39         17,590.87         15,590.89         16,364.23
02/29/04      18,915.27         18,698.32         17,702.63         15,748.05         16,610.51
03/31/04      18,825.04         18,610.09         17,374.24         15,589.04         16,552.66
04/30/04      18,429.42         18,192.63         17,172.27         15,283.37         16,160.64
05/31/04      18,510.79         18,277.96         17,492.33         15,399.32         16,102.04
06/30/04      18,800.20         18,565.67         17,710.92         15,546.47         16,160.64
07/31/04      18,446.27         18,176.56         16,709.68         15,143.49         16,373.32
08/31/04      18,558.48         18,270.26         16,627.16         15,228.33         16,701.44
09/30/04      18,834.18         18,495.86         16,785.30         15,622.18         16,790.09
10/31/04      19,037.86         18,690.47         17,047.09         15,984.74         16,934.57
11/30/04      19,550.68         19,210.80         17,633.48         16,411.28         16,794.89
12/31/04      20,038.71         19,687.88         18,324.86         16,897.46         16,999.99
01/31/05      19,780.57         19,421.64         17,713.76         16,631.99         17,158.87
02/28/05      20,060.41         19,687.51         17,902.28         16,758.96         17,101.79
03/31/05      19,784.22         19,420.27         17,576.11         16,479.18         16,993.93
04/30/05      19,546.48         19,162.04         17,241.40         16,421.15         17,261.93
05/31/05      19,994.69         19,613.52         18,075.58         17,001.41         17,383.93
06/30/05      20,138.38         19,753.64         18,008.95         17,270.32         17,491.78
07/31/05      20,585.88         20,181.78         18,889.14         17,632.07         17,412.72
08/31/05      20,645.43         20,190.03         18,645.87         17,573.72         17,588.53
09/30/05      20,727.28         20,256.30         18,731.73         17,720.40         17,470.06
10/31/05      20,401.83         19,920.98         18,549.66         17,521.03         17,363.97
11/30/05      20,897.14         20,409.78         19,349.99         17,943.23         17,447.33

                                        [END CHART]

                 DATA FROM 11/30/95 THROUGH 11/30/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

                 o The Lipper Balanced Funds Index tracks the total return
                   performance of the 30 largest funds within the Lipper Balanced Funds category.

                 o The Lipper Balanced Funds Average is an average performance level of all balanced funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                              TAX-EXEMPT SECURITIES
                                 TOP 5 HOLDINGS
                                (% of Net Assets)
--------------------------------------------------------------------------------

Wisconsin - Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000  3.5%

Connecticut - Mashantucket (Western) Pequot Tribe RB, Series 1997B          3.2%

Texas - Lewisville RB, Series 1998B                                         3.2%

Texas - Northwest ISD GO                                                    2.9%

Georgia - Atlanta Airport RB, Series 2000A                                  2.5%
--------------------------------------------------------------------------------

----------------------------------------
           TOP 10 INDUSTRIES
           (% of Net Assets)
----------------------------------------

Escrowed Bonds                     15.9%

Hospital                            9.7%

Water/Sewer Utility                 6.2%

General Obligation Bonds            6.0%

Education                           4.3%

Communications Equipment            3.5%

Internet Software & Services        3.4%

Managed Health Care                 3.4%

Asset Management & Custody Banks    3.3%

Real Estate Tax/Fee Bonds           3.2%
----------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

----------------------------------------
           TOP 5 EQUITY HOLDINGS
             (% of Net Assets)
----------------------------------------

Google, Inc. "A"                    2.0%

Apple Computer, Inc.                1.7%

UnitedHealth Group, Inc.            1.5%

Franklin Resources, Inc.            1.4%

Legg Mason, Inc.                    1.4%
----------------------------------------

             ASSET ALLOCATION
                 11/30/05

                         [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                      56.8%
Blue Chip Stocks                      42.5%
Tax-Exempt Money Market Instruments    2.5%

               [END CHART]

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (59.3%)

             TAX-EXEMPT BONDS (56.8%)

             ARIZONA (2.8%)
   $3,000    Maricopa County School District GO (INS)                      5.00%      7/01/2017      $  3,254
    2,250    Univ. Medical Center Corp. Hospital RB                        5.00       7/01/2035         2,226

             ARKANSAS (1.4%)
    2,500    Conway Health Facilities Board Hospital RB, Series 1999A      6.40       8/01/2029         2,670

             CALIFORNIA (1.6%)
    2,000    Public Works Board RB (MLO), Series 2004F                     5.00      11/01/2029         2,050
    4,435    West Contra Costa USD GO, Series D (INS)                      5.05(a)    8/01/2034         1,042

             CONNECTICUT (3.2%)
    6,000    Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)       5.75       9/01/2027         6,163

             GEORGIA (2.5%)
    4,500    Atlanta Airport RB, Series 2000A (INS)(PRE)(f)                5.60       1/01/2030         4,902

             HAWAII (1.1%)
    2,000    State GO, Series 2003DA (INS)                                 5.25       9/01/2019         2,157

             LOUISIANA (0.7%)
    1,225    Local Government Environmental Facilities and Community
                Development Auth. RB, Series 2000 (INS)                    6.55       9/01/2025         1,359

             MAINE (1.7%)
    3,000    Health and Higher Educational Facilities Auth. RB,
                Series 2000C (INS)                                         5.75       7/01/2030         3,265

             MASSACHUSETTS (1.3%)
    2,455    Water Pollution Abatement Trust RB, Series 11                 4.50       8/01/2035         2,390

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             MICHIGAN (6.0%)
   $4,000    Detroit Sewage Disposal RB, Series 1999A (INS)(PRE)(f)        5.75%      7/01/2026      $  4,379
    4,000    Hospital Finance Auth. RB, Series 1996                        6.25      10/01/2027         4,066
    3,000    Hospital Finance Auth. RB, Series 2005 (INS)                  5.00      11/15/2026         3,100

             MISSOURI (0.8%)
    1,500    Health and Educational Facility Auth. RB, Series 2005A        5.38       2/01/2035         1,542

             MONTANA (0.5%)
    1,000    Facility Finance Auth. RB, Series 2002
                (Providence Services) (INS)                                4.75      12/01/2021         1,020

             NEW JERSEY (0.5%)
    1,000    Middlesex County Improvement Auth. RB, Series 2004A           5.00       8/15/2023         1,022

             NEW YORK (13.4%)
    1,000    Dormitory Auth. RB (INS)                                      4.50       8/15/2025           989
    3,000    Dormitory Auth. RB (INS)                                      4.80       8/15/2025         3,041
    2,000    Housing Finance Agency RB, Series 2005A (INS)                 5.00       9/15/2034         2,059
    4,000    Metropolitan Transportation Auth. RB, Series 2000A (PRE)      6.00       4/01/2030         4,405
    3,000    Metropolitan Transportation Auth. RB, Series F(e)             5.00      11/15/2030         3,074
    2,395    New York City GO, Series 2000A (PRE)                          6.00       5/15/2020         2,665
      295    New York City GO, Series 2000A                                6.00       5/15/2020           322
    1,500    New York City Housing Development Corp. RB,
                Series 2005A (Capital Funding Project) (INS)               5.00       7/01/2025         1,569
    2,000    New York City IDA Civic Facility RB,
                Series 2005B-2 (Ethical Culture School) (INS)              4.50       6/01/2035         1,938
    3,000    New York City Municipal Water Finance Auth. RB,
                Series 2005D                                               5.00       6/15/2037         3,080
    1,000    State Environmental Facilities Corp. RB, Series 2004E         5.00       6/15/2025         1,049
    1,500    Urban Development Corp. RB, Series 2002C-1 (PRE)              5.00       3/15/2025         1,623

                                                                              15
 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             NORTH CAROLINA (0.8%)
  $ 1,500    Charlotte Mecklenberg Hospital Auth. RB, Series A(e)          4.88%      1/15/2032      $  1,501

             OHIO (1.9%)
    1,000    Municipal Electric Generation Agency RB, Joint
                Venture 5 (INS)                                            5.00       2/15/2023         1,042
    2,470    State Univ. General Receipt Bonds, Series 2003B               5.25       6/01/2017         2,667

             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp. SFH RB, Series 15-A        6.85      10/01/2024           206

             TEXAS (11.5%)
    4,000    Houston Utility Systems RB, Series 2004A (INS)                5.13       5/15/2028         4,166
    5,675    Lewisville RB, Series 1998B (INS)                             5.80       9/01/2025         6,280
   27,940    Northwest ISD GO (NBGA)(PRE)                                  6.38(a)    8/15/2032         5,629
    2,330    Northwest ISD GO (NBGA)                                       6.38(a)    8/15/2032           459
    2,000    Pflugerville GO, Series 2003A (INS)                           5.00       8/01/2028         2,057
    3,420    San Antonio Water System RB, Series 2002A (INS)               5.50       5/15/2018         3,718

             WASHINGTON (1.3%)
    1,500    Economic Development Finance Auth. RB (MLO)(INS)              5.00       6/01/2038         1,527
    1,000    Vancouver Downtown Redevelopment Auth. RB,
                Series 2003A (INS)                                         5.00       1/01/2023         1,007

             WISCONSIN (3.7%)
      500    Muskego Norway School District GO (INS)(PRE)                  5.00       4/01/2022           537
    6,030    Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                Series 2000 (INS)(PRE)                                     6.13       4/01/2021         6,686
                                                                                                     --------
             Total tax-exempt bonds (cost: $103,910)                                                  109,903
                                                                                                     --------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                                COUPON                         VALUE
    (000)    SECURITY                                                      RATE        MATURITY         (000)
-------------------------------------------------------------------------------------------------------------
             TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.5%)

             VARIABLE-RATE DEMAND NOTES (2.0%)(c)
             ------------------------------------
             FLORIDA (0.1%)
   $  200    Lee Memorial Health System Hospital RB, Series 1995A          3.02%      4/01/2025      $    200

             ILLINOIS (0.1%)
      100    Educational Facilities Auth. RB, Series 2001
                (LOC - Harris Trust & Savings Bank)                        3.03      10/01/2031           100

             PENNSYLVANIA (1.8%)
    3,575    Schuylkill County IDA RB, Series 2001                         3.02       4/01/2021         3,575
                                                                                                     --------
                                                                                                        3,875
                                                                                                     --------

   NUMBER
OF SHARES
---------
             MONEY MARKET FUNDS (0.5%)
             -------------------------
  965,539    SSgA Tax Free Money Market Fund                               2.45(d)            -           966
                                                                                                     --------
             Total tax-exempt money market instruments
                (cost: $4,841)                                                                          4,841
                                                                                                     --------
             Total tax-exempt securities (cost: $108,751)                                             114,744
                                                                                                     --------
             BLUE CHIP STOCKS (42.5%)

             APPAREL & ACCESSORIES & LUXURY GOODS (1.1%)
   64,025    Coach, Inc.*                                                                               2,204
                                                                                                     --------
             APPAREL RETAIL (1.4%)
   30,250    Chico's FAS, Inc.*                                                                         1,334
   46,925    Urban Outfitters, Inc.*                                                                    1,448
                                                                                                     --------
                                                                                                        2,782
                                                                                                     --------
             ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
   30,100    Franklin Resources, Inc.                                                                   2,796
   21,912    Legg Mason, Inc.                                                                           2,687
   12,225    T. Rowe Price Group, Inc.                                                                    880
                                                                                                     --------
                                                                                                        6,363
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                      MARKET
   NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (2.9%)
   24,050     Amgen, Inc.*                                                          $  1,946
   25,800     Genentech, Inc.*                                                         2,467
   23,375     Gilead Sciences, Inc.*                                                   1,185
                                                                                    --------
                                                                                       5,598
                                                                                    --------
              COMMUNICATIONS EQUIPMENT (3.5%)
   83,950     Corning, Inc.*                                                           1,700
   41,700     Juniper Networks, Inc.*                                                    938
   82,175     Motorola, Inc.                                                           1,979
   45,875     QUALCOMM, Inc.                                                           2,086
                                                                                    --------
                                                                                       6,703
                                                                                    --------
              COMPUTER HARDWARE (2.7%)
   49,425     Apple Computer, Inc.*                                                    3,352
   64,775     Hewlett-Packard Co.                                                      1,922
                                                                                    --------
                                                                                       5,274
                                                                                    --------
              CONSUMER FINANCE (0.4%)
   16,425     American Express Co.                                                       845
                                                                                    --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
   32,425     Paychex, Inc.                                                            1,375
                                                                                    --------
              FOOD RETAIL (0.8%)
   10,500     Whole Foods Market, Inc.                                                 1,546
                                                                                    --------
              GENERAL MERCHANDISE STORES (0.6%)
   21,075     Target Corp.                                                             1,128
                                                                                    --------
              HEALTH CARE EQUIPMENT (2.0%)
   40,500     Medtronic, Inc.                                                          2,251
   35,550     St. Jude Medical, Inc.*                                                  1,698
                                                                                    --------
                                                                                       3,949
                                                                                    --------
              HEALTH CARE SERVICES (1.3%)
   48,850     Caremark Rx, Inc.*                                                       2,510
                                                                                    --------
              HOME IMPROVEMENT RETAIL (1.1%)
   30,950     Lowe's Companies, Inc.                                                   2,088
                                                                                    --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                      MARKET
   NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.4%)
   14,550     Procter & Gamble Co.                                                  $    832
                                                                                    --------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
   26,375     Monster Worldwide, Inc.*                                                 1,026
                                                                                    --------
              INDUSTRIAL CONGLOMERATES (0.9%)
   47,400     General Electric Co.                                                     1,693
                                                                                    --------
              INTERNET RETAIL (0.8%)
   34,050     eBay, Inc.*                                                              1,526
                                                                                    --------
              INTERNET SOFTWARE & SERVICES (3.4%)
    9,750     Google, Inc. "A"*                                                        3,949
   64,975     Yahoo!, Inc.*                                                            2,614
                                                                                    --------
                                                                                       6,563
                                                                                    --------
              INVESTMENT BANKING & BROKERAGE (2.4%)
   48,425     Ameritrade Holding Corp.*                                                1,131
    9,450     Bear Stearns Companies, Inc.                                             1,049
   12,925     Goldman Sachs Group, Inc.                                                1,667
    6,975     Lehman Brothers Holdings, Inc.                                             879
                                                                                    --------
                                                                                       4,726
                                                                                    --------
              IT CONSULTING & OTHER SERVICES (0.6%)
   22,225     Cognizant Technology Solutions Corp. "A"*                                1,080
                                                                                    --------
              LIFE & HEALTH INSURANCE (0.5%)
   11,625     Prudential Financial, Inc.                                                 900
                                                                                    --------
              MANAGED HEALTH CARE (3.4%)
   21,325     Aetna, Inc.                                                              1,972
   49,625     UnitedHealth Group, Inc.                                                 2,970
   20,625     WellPoint, Inc.*                                                         1,585
                                                                                    --------
                                                                                       6,527
                                                                                    --------
              OIL & GAS EXPLORATION & PRODUCTION (0.8%)
   23,450     Southwestern Energy Co.*                                                   799
   19,058     XTO Energy, Inc.                                                           775
                                                                                    --------
                                                                                       1,574
                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                                                                                      MARKET
   NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              PUBLISHING (0.8%)
   16,175     Getty Images, Inc.*                                                   $  1,477
                                                                                    --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
   20,750     CB Richard Ellis Group, Inc. "A"*                                        1,152
                                                                                    --------
              RESTAURANTS (0.7%)
   41,925     Starbucks Corp.*                                                         1,277
                                                                                    --------
              SEMICONDUCTORS (0.4%)
   31,925     Intel Corp.                                                                852
                                                                                    --------
              SOFT DRINKS (0.9%)
   30,000     PepsiCo, Inc.                                                            1,776
                                                                                    --------
              SPECIALIZED FINANCE (2.1%)
    4,100     Chicago Mercantile Exchange Holdings, Inc.                               1,452
   41,650     Moody's Corp.                                                            2,505
                                                                                    --------
                                                                                       3,957
                                                                                    --------
              SYSTEMS SOFTWARE (1.5%)
   41,025     Adobe Systems, Inc.                                                      1,338
   59,300     Microsoft Corp.                                                          1,643
                                                                                    --------
                                                                                       2,981
                                                                                    --------
              Total blue chip stocks (cost: $65,003)                                  82,284
                                                                                    --------

              TOTAL INVESTMENTS (COST: $173,754)                                    $197,028
                                                                                    ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

          PORTFOLIO DESCRIPTION ABBREVIATIONS

          GO     General Obligation

          IDA    Industrial Development Authority/Agency

          ISD    Independent School District

          MLO    Municipal Lease Obligation

          PRE    Prerefunded to a date prior to maturity

          RB     Revenue Bond

          SFH    Single-Family Housing

          USD    Unified School District

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

          (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

          (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.

          (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

          (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

          (c) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          (d) Rate represents the money market fund annualized seven-day yield at November 30, 2005.

          (e) At November 30, 2005, the aggregate market value of securities purchased on a when-issued basis was $4,575,000.

          (f) At November 30, 2005, portions of these securities were segregated to cover when-issued purchases.

          * Non-income-producing security for the 12 months preceding November 30, 2005.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $173,754)   $197,028
   Cash                                                                             76
   Receivables:
      Capital shares sold                                                           32
      Dividends and interest                                                     1,254
                                                                              --------
         Total assets                                                          198,390
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased (when issued of $4,539)                               4,539
      Capital shares redeemed                                                      153
   Accrued management fees                                                          73
   Other accrued expenses and payables                                              30
                                                                              --------
         Total liabilities                                                       4,795
                                                                              --------
            Net assets applicable to capital shares outstanding               $193,595
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $157,527
   Accumulated undistributed net investment income                                 680
   Accumulated net realized gain on investments                                 12,114
   Net unrealized appreciation of investments                                   23,274
                                                                              --------
            Net assets applicable to capital shares outstanding               $193,595
                                                                              ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                  12,651
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  15.30
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                             $   210
   Interest                                                                2,527
                                                                         -------
      Total income                                                         2,737
                                                                         -------
EXPENSES
   Management fees                                                           447
   Administration and servicing fees                                         144
   Transfer agent's fees                                                      94
   Custody and accounting fees                                                40
   Postage                                                                    12
   Shareholder reporting fees                                                  8
   Trustees' fees                                                              4
   Registration fees                                                          21
   Professional fees                                                          18
   Other                                                                       5
                                                                         -------
      Total expenses                                                         793
   Expenses paid indirectly                                                  (17)
                                                                         -------
      Net expenses                                                           776
                                                                         -------
NET INVESTMENT INCOME                                                      1,961
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                       3,922
   Change in net unrealized appreciation/depreciation                      4,461
                                                                         -------
      Net realized and unrealized gain                                     8,383
                                                                         -------
   Increase in net assets resulting from operations                      $10,344
                                                                         =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005

                                                                     11/30/2005     5/31/2005
                                                                     ------------------------
FROM OPERATIONS
   Net investment income                                               $  1,961      $  4,427
   Net realized gain on investments                                       3,922        17,876
   Change in net unrealized appreciation/depreciation of
      investments                                                         4,461        (3,838)
                                                                       ----------------------
      Increase in net assets resulting from operations                   10,344        18,465
                                                                       ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (2,006)       (4,465)
   Net realized gains                                                         -       (13,663)
                                                                       ----------------------
      Distributions to shareholders                                      (2,006)      (18,128)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                              3,513         6,987
   Shares issued for dividends reinvested                                 1,810        16,551
   Cost of shares redeemed                                               (8,535)      (22,165)
                                                                       ----------------------
      Increase (decrease) in net assets from capital
         share transactions                                              (3,212)        1,373
                                                                       ----------------------
   Net increase in net assets                                             5,126         1,710

NET ASSETS
   Beginning of period                                                  188,469       186,759
                                                                       ----------------------
   End of period                                                       $193,595      $188,469
                                                                       ======================
Accumulated undistributed net investment income:
   End of period                                                       $    680      $    725
                                                                       ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                              234           478
   Shares issued for dividends reinvested                                   121         1,129
   Shares redeemed                                                         (569)       (1,522)
                                                                       ----------------------
      Increase (decrease) in shares outstanding                            (214)           85
                                                                       ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                    securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than
                    ETFs, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                    generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. The Fund did not invest in any repurchase agreements as of November 30, 2005.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2006, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2005, the outstanding when-issued commitments, including interest purchased, for the Fund were $4,539,000.

              G. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $15,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $17,000.

              H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA  funds  that are  party to the loan  agreement  are  assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2005, were $82,299,000 and $84,580,000, respectively.

          As of November 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          Gross unrealized appreciation and depreciation of investments as of November 30, 2005, were $23,724,000 and $450,000, respectively, resulting in net unrealized appreciation of $23,274,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

          The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The
          Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2005.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended November 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $447,000, which is net of a performance adjustment of $(33,000) that decreased the base management fee of 0.50% by 0.03%.

              B. SUBADVISORY ARRANGEMENTS - The  Manager  has  entered  into  an investment subadvisory agreement with Loomis, Sayles &

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 Company, L.P. (Loomis Sayles), under which Loomis Sayles directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average net assets that Loomis Sayles manages. For the six-month period ended November 30, 2005, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $91,000.

                 Effective December 1, 2005, the Manager will terminate the investment subadvisory agreement with Loomis Sayles and will enter into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI will direct the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) will pay NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average daily net assets that NTI manages.

              C. ADMINISTRATION  AND  SERVICING  FEES  -  The  Manager  provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $144,000.

                 In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

                 period ended November 30, 2005, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

              D. TRANSFER  AGENT'S FEES  - USAA  Transfer  Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $94,000.

              E. UNDERWRITING  SERVICES  -   The  Manager   provides   exclusive
                 underwriting  and  distribution  of  the  Fund's  shares  on  a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                                YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at
   beginning of period                $  14.65        $  14.61        $  13.99        $  14.23        $  15.87        $  17.28
                                      ----------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                   .16             .34             .35             .35             .41             .49
   Net realized and unrealized
      gain (loss)                          .65            1.15             .62            (.17)          (1.60)          (1.42)
                                      ----------------------------------------------------------------------------------------
Total from investment operations           .81            1.49             .97             .18           (1.19)           (.93)
                                      ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income             (.16)           (.35)           (.34)           (.37)           (.45)           (.48)
   From realized capital gains               -           (1.10)           (.01)           (.05)              -               -
                                      ----------------------------------------------------------------------------------------
Total distributions                       (.16)          (1.45)           (.35)           (.42)           (.45)           (.48)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $  15.30        $  14.65        $  14.61        $  13.99        $  14.23        $  15.87
                                      ========================================================================================
Total return (%)*                         5.54           10.40            6.96            1.46           (7.59)          (5.47)
Net assets at end of period (000)     $193,595        $188,469        $186,759        $186,929        $205,108        $238,813
Ratio of expenses to average
   net assets (%)**(b)                     .83(a)          .81             .80             .91             .83             .70
Ratio of net investment income
   to average net assets (%)**            2.04(a)         2.37            2.41            2.67            2.75            2.91
Portfolio turnover (%)                   43.78          119.99           43.22           52.38           31.81           35.69

 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
** For the six-month period ended November 30, 2005, average net assets were $191,700,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                          (.02%)          (.03%)          (.01%)          (.00%)(+)       (.02%)          (.01%)

    (+) Represents less than 0.01% of average net assets.

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2005 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING             ENDING              DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE          JUNE 1, 2005 -
                                    JUNE 1, 2005       NOVEMBER 30, 2005       NOVEMBER 30, 2005
                                    ------------------------------------------------------------
Actual                                $1,000.00            $1,055.40                 $4.16
Hypothetical
   (5% return before expenses)         1,000.00             1,021.02                  4.09

          *Expenses are equal to the Fund's annualized expense ratio of 0.81%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 5.54% for the six-month period of June 1, 2005, through November 30, 2005.

40

 N O T E S
==========----------------------------------------------------------------------

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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          [LOGO OF USAA]   WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA        ----------------------------------
                              INSURANCE o MEMBER SERVICES

27801-0106                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.